UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

Robinson Alternative Yield Pre-Merger SPAC ETF Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2024 Robinson Alternative Yield Pre-Merger SPAC ETF Ticker: SPAX (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Robinson Alternative Yield Pre-Merger SPAC ETF (the "Fund") for the period May 1, 2024 to October 31, 2024. You can find additional information about the Fund at www.robinsonetfs.com. You can also request this information by contacting us at (833) 743-0330 or by contacting the Fund at Robinson Alternative Yield Pre-Merger SPAC ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Alternative Yield Pre-Merger SPAC ETF	$40	0.79%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$8,123
Number of Holdings	105
Portfolio Turnover	69%

Sector Breakdown
(% of total portfolio)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, investments purchased with proceeds from securities lending, and liabilities in excess of other assets.

What did the Fund invest in?

(as of October 31, 2024)

Top Ten Holdings	(% of net assets)
Black Spade Acquisition II Co.	4.5
Spree Acquisition Corp. 1 Ltd.	4.4
Capitalworks Emerging Markets Acquisition Corp. - Class A	3.3
Launch Two Acquisition Corp.	3.1
Arogo Capital Acquisition Corp. - Class A	3.0
Concord Acquisition Corp. II - Class A	2.9
Plum Acquisition Corp. III	2.9
Healthcare AI Acquisition Corp. - Class A	2.7
ESH Acquisition Corp. - Class A	2.7
GP-Act III Acquisition Corp - Class A	2.6

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.robinsonetfs.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

October 31, 2024 (Unaudited)

Tidal ETF Trust

Robinson Alternative Yield Pre-Merger SPAC ETF   | SPAX    | NYSE Arca, Inc.

Robinson Alternative Yield Pre-Merger SPAC ETF

Schedule of Investments	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Special Purpose Acquisition Companies (SPACs) - 98.5%(a)
AA Mission Acquisition Corp. (b)(c)	17,128	$172,393
Agriculture & Natural Solutions Acquisition Corp. (b)	13,169	136,826
Alchemy Investments Acquisition Corp. 1 (b)	521	5,960
Andretti Acquisition Corp. II (b)	13,698	136,843
Ares Acquisition Corp. II (b)	14,547	158,271
Arogo Capital Acquisition Corp. - Class A (b)	21,860	240,569
Black Spade Acquisition II Co. (b)(c)	37,002	368,910
bleuacacia Ltd - Class A (b)	10,021	111,133
BurTech Acquisition Corp. - Class A (b)	883	10,022
Cantor Equity Partners, Inc. (b)	6,858	69,060
Capitalworks Emerging Markets Acquisition Corp. - Class A (b)	24,146	269,952
Centurion Acquisition Corp. (b)(c)	13,699	144,387
CF Acquisition Corp. VII - Class A (b)	13,700	152,207
Churchill Capital Corp. IX (b)	19,800	199,188
Concord Acquisition Corp. II - Class A (b)	22,112	232,618
Corner Growth Acquisition Corp. 2 - Class A (b)	1,218	14,007
dMY Squared Technology Group, Inc. - Class A (b)	18,137	192,252
DT Cloud Star Acquisition Corp. (b)	13,579	137,963
ESH Acquisition Corp. - Class A (b)	20,648	220,004
Flag Ship Acquisition Corp. (b)	13,601	140,498
FTAC Emerald Acquisition Corp. - Class A (b)(c)	19,348	210,506
Future Health ESG Corp. (b)	768	8,417
Generation Asia I Acquisition Ltd. - Class A (b)	5,025	57,235
GigCapital7 Corp. (b)	19,200	192,000
Global Lights Acquisition Corp. (b)	16,433	174,026
Gores Holdings IX, Inc. - Class A (b)	10,402	110,261
GP-Act III Acquisition Corp. - Class A (b)	20,851	211,012
Haymaker Acquisition Corp. 4 (b)	1,292	13,799
Healthcare AI Acquisition Corp. - Class A (b)(c)	19,162	220,555
IB Acquisition Corp. (b)	20,546	207,309
Inflection Point Acquisition Corp. II - Class A (b)	2,455	26,416
International Media Acquisition Corp. - Class A (b)	4,095	45,045
Iron Horse Acquisitions Corp. (b)	17,810	182,731
JVSPAC Acquisition Corp. - Class A (b)	14,323	148,601
Launch One Acquisition Corp. (b)(c)	17,121	171,552
Launch Two Acquisition Corp. (b)(c)	24,800	247,876
Legato Merger Corp. III (b)	10,402	106,725
Lionheart Holdings (b)(c)	10,257	103,544
M3-Brigade Acquisition V Corp. (b)(c)	7,678	77,855
Melar Acquisition Corp. I - Class A (b)(c)	14,313	143,703
Metal Sky Star Acquisition Corp. (b)	1,278	14,889
Mountain Crest Acquisition Corp. V (b)	2,001	22,911
Nabors Energy Transition Corp. II (b)	14,467	154,942
Northern Star Investment Corp. III - Class A (d)	36,032	36
Northern Star Investment Corp. IV - Class A (d)	34,168	34
Onyx Acquisition Co. I - Class A (b)	12,739	145,352
Papaya Growth Opportunity Corp. I - Class A (b)	2,048	22,712
Pearl Holdings Acquisition Corp. - Class A (b)	11,296	126,854
Plum Acquisition Corp. III (b)	21,093	232,023

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

PowerUp Acquisition Corp. - Class A (b)	3,073	35,601
Qomolangma Acquisition Corp. (b)	1,025	11,675
Quetta Acquisition Corp. (b)	14,065	147,683
RF Acquisition Corp. II (b)(c)	13,707	148,515
RMG Acquisition Corp. III - Class A (b)	6,141	61,410
Roth CH Acquisition V Co. (b)(c)	1,731	19,630
SIM Acquisition Corp. I (b)(c)	17,128	179,758
Spark I Acquisition Corp. (b)	7,920	83,477
Spree Acquisition Corp. 1 Ltd. (b)	32,000	355,200
Swiftmerge Acquisition Corp. - Class A (b)	11,320	125,369
Target Global Acquisition I Corp. - Class A (b)	15,931	179,383
Valuence Merger Corp. I - Class A (b)	196	2,256
Vine Hill Capital Investment Corp. (b)	931	9,329
Voyager Acquisition Corp. (b)	14,666	147,687
		7,998,957
TOTAL COMMON STOCKS (Cost $7,837,973)		7,998,957

RIGHTS - 0.2%	Shares
Special Purpose Acquisition Companies (SPACs) - 0.2%
ESH Acquisition Corp., Expires 12/13/2024, Exercise Price $10.00 (b)	11,810	1,063
Iron Horse Acquisitions Corp., Expires 06/27/2025, Exercise Price $1.00 (b)	17,840	4,015
JVSPAC Acquisition Corp., Expires 11/26/2026, Exercise Price $10.00 (b)	23,219	7,082
TMT Acquisition Corp., Expires 03/27/2028, Exercise Price $10.00 (b)	12,370	4,838
Total Special Purpose Acquisition Companies (SPACs)		16,998
TOTAL RIGHTS (Cost $13,875)		16,998

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

WARRANTS - 0.1%
Special Purpose Acquisition Companies (SPACs) - 0.1%
Aetherium Acquisition Corp., Expires 12/21/2026, Exercise Price $11.50 (b)	3,193	100
Alchemy Investments Acquisition Corp. 1, Expires 06/26/2028, Exercise Price $11.50 (b)	546	58
Arogo Capital Acquisition Corp., Expires 03/23/2028, Exercise Price $11.50 (b)	3,915	95
Ault Disruptive Technologies Corp., Expires 06/20/2028, Exercise Price $11.50 (b)	4,942	16
Bolt Projects Holdings, Inc., Expires 08/13/2029, Exercise Price $11.50 (b)	691	16
Borealis Foods, Inc., Expires 02/07/2029, Exercise Price $11.50 (b)	2,444	169
BurTech Acquisition Corp., Expires 12/18/2026, Exercise Price $11.50 (b)	6,459	1,256
Canna-Global Acquisition Corp., Expires 11/30/2026, Exercise Price $11.50 (b)	1,211	9
CERo Therapeutics Holdings, Inc., Expires 02/13/2029, Exercise Price $11.50 (b)	355	3
CF Acquisition Corp. VII, Expires 03/16/2028, Exercise Price $11.50 (b)	1,346	87
Electriq Power Holdings, Inc., Expires 07/31/2028, Exercise Price $11.50 (b)	618	0
Envoy Medical, Inc., Expires 09/29/2028, Exercise Price $11.50 (b)	965	57
EVe Mobility Acquisition Corp., Expires 12/31/2028, Exercise Price $11.50 (b)	3,254	145
Finnovate Acquisition Corp., Expires 09/30/2026, Exercise Price $11.50 (b)	554	9
Focus Impact BH3 Acquisition Co., Expires 10/04/2026, Exercise Price $11.50 (b)	3,154	180
FTAC Emerald Acquisition Corp., Expires 10/19/2028, Exercise Price $11.50 (b)	807	141
Getaround, Inc., Expires 03/09/2026, Exercise Price $11.50 (b)	777	5
GP-Act III Acquisition Corp., Expires 05/13/2029, Exercise Price $11.50 (b)	16,750	1,941
Haymaker Acquisition Corp. 4, Expires 05/31/2028, Exercise Price $11.50 (b)	3,891	681
Healthcare AI Acquisition Corp., Expires 12/07/2026, Exercise Price $11.50 (b)	1,467	30
Helport AI Ltd., Expires 03/31/2029, Exercise Price $11.50 (b)	998	170
Inflection Point Acquisition Corp. II, Expires 07/17/2028, Exercise Price $11.50 (b)	3,988	718
Investcorp AI Acquisition Corp., Expires 06/01/2028, Exercise Price $11.50 (b)	4,724	367
Iron Horse Acquisitions Corp., Expires 02/16/2029, Exercise Price $11.50 (b)	24,899	1,015
Northern Star Investment Corp. IV, Expires 02/25/2028, Exercise Price $11.50 (b)(d)	675	1
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Exercise Price $11.50 (b)	3,904	59
Southport Acquisition Corp., Expires 05/09/2026, Exercise Price $11.50 (b)	4,952	495
Spree Acquisition Corp. 1 Ltd., Expires 12/22/2028, Exercise Price $11.50 (b)	1,619	0
Stardust Power, Inc., Expires 06/21/2029, Exercise Price $11.50 (b)	691	287
Swiftmerge Acquisition Corp., Expires 12/13/2026, Exercise Price $11.50 (b)	3,615	334
Syntec Optics Holdings, Inc., Expires 11/07/2028, Exercise Price $11.50 (b)	217	11
Target Global Acquisition I Corp., Expires 12/31/2027, Exercise Price $11.50 (b)	1,459	117
Thunder Bridge Capital Partners IV, Inc., Expires 04/30/2028, Exercise Price $11.50 (b)	80	13
Volato Group, Inc., Expires 12/03/2028, Exercise Price $11.50 (b)	4,276	13
Zalatoris Acquisition Corp., Expires 12/31/2027, Exercise Price $11.50 (b)	335	3
Zapata Computing Holdings, Inc., Expires 02/14/2029, Exercise Price $11.50 (b)	4,195	25
Total Special Purpose Acquisition Companies (SPACs)		8,626
TOTAL WARRANTS (Cost $20,554)		8,626

SHORT-TERM INVESTMENTS - 9.1%
Investments Purchased with Proceeds from Securities Lending - 7.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (e)	646,100	646,100

Money Market Funds - 1.2%	Shares
First American Government Obligations Fund - Class X, 4.78% (e)	94,570	94,570
TOTAL SHORT-TERM INVESTMENTS (Cost $740,670)		740,670

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

TOTAL INVESTMENTS - 107.9% (Cost $8,613,072)	8,765,251
Liabilities in Excess of Other Assets - (7.9)%	(642,732)
TOTAL NET ASSETS - 100.0%	$8,122,519

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $624,042 which represented 7.7% of net assets.

(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $71 or 0.0% of net assets as of October 31, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The accompanying notes are an integral part of these financial statements.	4

Statement of Assets and Liabilities	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$8,765,251
Security lending income receivable (Note 5)	11,001
Interest receivable	1,180
Total assets	8,777,432

LIABILITIES:
Payable upon return of securities loaned (Note 5)	$646,100
Payable to adviser (Note 4)	8,813
Total liabilities	654,913
NET ASSETS	$8,122,519

NET ASSETS CONSISTS OF:
Paid-in capital	$7,884,080
Total distributable earnings	238,439
Total net assets	$8,122,519

Net assets	$8,122,519
Shares issued and outstanding(a)	400,000
Net asset value per share	$20.31

COST:
Investments, at cost	$8,613,072

LOANED SECURITIES:
at value (included in investments)	$624,042

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	5

Statement of Operations	Robinson Alternative Yield Pre-Merger SPAC ETF

For the Period Ended October 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest income	$23,553
Securities lending income (Note 5)	20,004
Total investment income	43,557

EXPENSES:
Investment advisory fee (Note 4)	53,847
Total expenses	53,847
Expense reimbursement by Adviser (Note 4)	(3,929)
Net expenses	49,918
NET INVESTMENT LOSS	(6,361)

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	401,344
Net realized gain	401,344
Net change in unrealized depreciation on:
Investments	(118,264)
Net change in unrealized depreciation	(118,264)
Net realized and unrealized gain	283,080
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$276,719

The accompanying notes are an integral part of these financial statements.	6

Statements of Changes in Net Assets	Robinson Alternative Yield Pre-Merger SPAC ETF

	Period ended October 31, 2024 (Unaudited)	Year ended April 30, 2024
OPERATIONS:
Net investment loss	$(6,361)	$(29,741)
Net realized gain	401,344	1,445,645
Net change in unrealized depreciation	(118,264)	(342,886)
Net increase in net assets from operations	276,719	1,073,018

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(337,500)	(1,580,468)
Total distributions to shareholders	(337,500)	(1,580,468)

CAPITAL TRANSACTIONS:
Subscriptions	2,034,950	–
Redemptions	(8,109,038)	(13,270,688)
Net decrease in net assets from capital transactions	(6,074,088)	(13,270,688)

NET DECREASE IN NET ASSETS	(6,134,869)	(13,778,138)

NET ASSETS:
Beginning of the period	14,257,388	28,035,526
End of the period	$8,122,519	$14,257,388

SHARES TRANSACTIONS
Subscriptions	100,000	–
Redemptions	(400,000)	(625,000)
Total decrease in shares outstanding	(300,000)	(625,000)

The accompanying notes are an integral part of these financial statements.	7

Financial Highlights	Robinson Alternative Yield Pre-Merger SPAC ETF

For a share outstanding throughout the periods/years presented

	Period ended	Year ended April 30,
	October 31, 2024 (Unaudited)	2024	2023	Period ended April 30, 2022(a)
PER SHARE DATA:

Net asset value, beginning of periods	$20.37	$21.16	$20.56	$20.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	(0.03)	(0.08)	(0.10)
Net realized and unrealized gain on investments(c)	0.49	1.04	0.88	0.66
Total from investment operations	0.48	1.01	0.80	0.56

LESS DISTRIBUTIONS FROM:
Net investment income	(0.54)	(1.36)	(0.20)	–
Net realized gains	–	(0.44)	–	–
Total distributions	(0.54)	(1.80)	(0.20)	–

Net asset value, end of periods	$20.31	$20.37	$21.16	$20.56

TOTAL RETURN(d)	2.38%	4.91%	3.92%	2.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of periods (in thousands)	$8,123	$14,257	$28,036	$20,556
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.85%	0.85%	0.85%	0.85%
After expense reimbursement/recoupment (e)(g)(h)(i)	0.79%	0.65%	0.50%	0.59%
Ratio of net investment loss to average net assets(e)	(0.10)%	(0.34)%	(0.72)%	(0.85)%
Portfolio turnover rate(d)(f)	69%	122%	76%	15%

(a)	Inception date of the Fund was June 22, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Portfolio turnover rate excludes in-kind transactions.

(g)	Effective December 20, 2021, the Fund introduced a fee waiver in the amount of 0.35%.

(h)	Effective August 29, 2023, the Fund reduced its fee waiver to 0.10%.

(i)	Effective August 29, 2024, the Fund reduced its fee waiver to 0.00%.

The accompanying notes are an integral part of these financial statements.	8

Notes to the Financial Statements	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Fund commenced operations as a non- diversified series of the Trust; however, the Fund continuously operated as diversified for three years and as of June 21, 2024 is now classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Robinson Capital Management, LLC (the “Sub-Adviser”) serves as sub- adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on June 22, 2021.

The investment objective of the Fund is to seek to provide total return while minimizing downside risk.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), Special Purpose Acquisition Companies (“SPACs”) (which may also include common stock, warrants or units of SPACs), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company’s net asset value per share (or its equivalent) practical expedient as provided by the underlying fund’s administrator.

Under Rule 2a-5 of the 1940 Act, a fair value is determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$4,077,335	$3,921,552	$70	$7,998,957
Rights	4,838	12,160	—	16,998
Warrants	5,291	3,334	1	8,626
Investments Purchased With Proceeds From Securities Lending(a)	—	—	—	646,100
Money Market Funds	94,570	—	—	94,570
Total Investments	$4,182,034	$3,937,046	$71	$8,765,251

(a)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

	Common Stocks(b)	Warrants(b)	Total
Balance as of April 30, 2024	$—	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	94	—	94
Change in unrealized appreciation/depreciation	70	1	71
Purchases	—	—	—
Sales	(94)	—	(94)
Corporate Actions	—	—	—
Transfer into and/or out of Level 3	—	—	—
Balance as of October 31, 2024	$70	$1	$71
Change in unrealized appreciation/depreciation during the six-months for Level 3 investments held at October 31, 2024	$70	$1	$71

(b)	These securities (Northern Star Investment Corp.) are held after the final distribution from the company’s trust account was made to shareholders of record. These securities (Northern Star Investment Corp.) remain outstanding following the distribution as the company’s amended and restated certificate of incorporation allowed shareholders to continue to hold the securities so they could participate in a transaction that the company may potentially enter into in the future. The securities (Northern Star Investment Corp.) are valued at estimated proceeds based on market information of any potential transaction. These securities (Northern Star Investment Corp.) transferred to Level 3 due to the final distribution of trust assets and the use of an estimated proceeds valuation technique.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to the Financial Statements	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year) . The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of October 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to the Financial Statements	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Associated Risks of Investments in SPACs. The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices. In recent market conditions, SPACs have been subject to increased scrutiny and price volatility. In addition, regulatory developments may limit their effectiveness or prevalence.

B.	Small Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

C.	IPO Risk. The Fund may purchase securities of companies that are offered in an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

D.	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

E.	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

F.	Warrants Risk. Investments in warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. The Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. If the Fund holds warrants associated with a SPAC that does not complete a business combination within the designated time period, the warrants held by the Fund will expire and lose all value.

Notes to the Financial Statements	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

G.	Exchange-Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

H.	High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and may offset the level of capital appreciation attained by the Fund’s portfolio holdings thereby reducing investment returns. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

I.	U.S. Government and U.S. Agency Obligations Risk. The SPACs in which the Fund invests may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser, the investment sub-adviser to the Fund, and review of the Sub-Adviser’s performance.

Notes to the Financial Statements	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on average daily net assets of the Fund of 0.85%. Prior to August 28, 2024, the Adviser previously agreed to waive its unitary management fee to 0.75% of the Fund’s average daily net assets. Effective August 29, 2024, the fee waiver was terminated. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fee incurred is paid monthly to the Adviser. Investment Advisory Fees for the six-months ended October 31, 2024 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub -Advisory Agreement, the Sub-Adviser is responsible for the day-to- day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of the Fund’s expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings and reports for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

Notes to the Financial Statements	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

As of October 31, 2024, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$624,042	$646,100	7.7%

As of October 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the six-months ended October 31, 2024, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended October 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $8,465,825 and $8,028,275, respectively.

For the six-months ended October 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended October 31, 2024, in-kind transactions associated with creations and redemptions for the Fund were $- and $5,067,506, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended October 31, 2024 (estimated) and prior fiscal year ended April 30, 2024 were as follows:

Distributions paid from:	October 31, 2024	April 30, 2024
Ordinary income	$337,500	$1,193,438
Long term capital gain	—	387,030
Total Distributions Paid	337,500	1,580,468

As of the most recent fiscal year ended April 30, 2024, the components of distributable earnings on a tax basis were as follows:

Investments, at cost(a)	$14,252,776
Gross tax unrealized appreciation	320,330
Gross tax unrealized depreciation	(185,229)
Net tax unrealized appreciation (depreciation)	135,101
Undistributed ordinary income (loss)	147,934
Undistributed long-term capital gain (loss)	16,185
Total distributable earnings	164,119
Other accumulated gain (loss)	—
Total distributable earnings	$299,220

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales and PFIC mark-to-market.

Notes to the Financial Statements	Robinson Alternative Yield Pre-Merger SPAC ETF

October 31, 2024 (Unaudited)

Net investment losses incurred after October 31 (post-October losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended April 30, 2024, the Fund had not elected to defer any post-October losses and had no capital loss carryovers.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

16

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	January 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	January 7, 2025

* Print the name and title of each signing officer under his or her signature.